Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of net deferred tax assets [Abstarct]
Start up costs		$ 99,437
Valuation allowance	$ (323,116)	(99,437)
Total deferred tax assets(liability), net